Employee Benefit Expenses - Summary of Employee Expenses (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€) Employees	Dec. 31, 2015 EUR (€) Employees
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries, wages and bonuses | €	€ 5,461	€ 5,994	€ 5,181
Executive Management team compensation | €	2,563	2,900	1,843
Share-based payments | €	2,569	2,847	796
Social security | €	1,277	1,362	1,280
Post employment benefits | €	220	215	202
Hospitalisation insurance | €	118	151	40
Total Employee expenses | €	€ 12,207	€ 13,469	€ 9,342
Number of employees | Employees	87	88	88
Belgium [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees | Employees	83	83	85
USA [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees | Employees	4	5	3
Clinical and Regulatory,IP,Marketing [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees | Employees	16	15	11
Research and development [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees | Employees	29	29	19
Manufacturing and quality [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees | Employees	26	31	42
General Administration [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees | Employees	16	13	16